Income Taxes (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net (loss) income before income taxes	$ (11,502)	$ 1,693	$ 57,835	$ 22,999
Statutory federal rate	21.00%	21.00%	21.00%	21.00%
Montana state tax rate	6.75%	6.75%	6.75%	6.75%
Change in valuation allowance			$ 16,050	$ 26,088